Parent Company Financial Statements (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ferrovial SE Statements Financial Position [Line Items]
Right-of-use assets	€ 238	€ 196	€ 183
Deferred tax assets	1,159	1,006
Non-current derivative financial assets	221	254
Current trade receivables	1,625	1,353
Current tax assets, current	48	35
Other current receivables	603	324
Cash and cash equivalents	4,828	4,789	€ 5,130	€ 5,536
Other non-current provisions	353	268
Non-current lease liabilities	165	141
Non-current derivative financial liabilities	71	99
Other non-current financial liabilities	1,279	1,310
Current lease liabilities	80	59
Current derivative financial liabilities	61	34
Current trade payables	1,781	1,698
Other current payables	502	419
Current provisions	958	1,011
Ferrovial SE as parent company [Member]
Ferrovial SE Statements Financial Position [Line Items]
Non current assets financial position for parent company	13,167	9,642
Right-of-use assets	3	4
Long term investments in group companies and associates	12,815	9,525
Non current assets of equity instruments investments	12,815	9,525
Other non current final assets financial position for parent company	264	20
Deferred tax assets	55	73
Non-current derivative financial assets	30	20
Currents assets financial position for parent company	601	736
Current assets for sale in parent company	0	0
Current trade receivables	203	154
Current receivables due from associates	129	83
Current tax assets, current	19	19
Other current receivables	53	49
Other current receivables financial position for parent company	4	3
Short term investments in group entities and associates	218	473
Current prepayments and other current assets	3	2
Cash and cash equivalents financial position for parent company	175	107
Total assets financial position for parent company	13,768	10,378
Total equity in financial position for parent company	6,422	4,102
Issued capital	7	7
Share premium	4,316	4,316
Treasury shares	(79)	(78)
Measurement adjustments	(10)	(9)
Retained earnings	2,188	(134)
Non current liabilities in financial position for parent company	6,090	5,333
Other non-current provisions	89	89
Non-current lease liabilities		4
Debentures and borrowings in financial position for parent company	556	791
Non-current derivative financial liabilities	0	13
Non current liabilities payables to group companies	5,433	4,425
Non current deferred tax liabilities	0	0
Other non-current financial liabilities	12	11
Current liabilities in financial position for parent company	1,256	943
Current lease liabilities	0	0
Current debentures and borrowings in financial position for parent company	507	504
Current debentures and bonds liabilities	255	504
Current debt securities and bank borrowings	252	0
Current derivative financial liabilities	0	0
Current payables to Group companies liabilities	686	374
Current trade and other current payables in financial position for parent company	62	64
Current trade payables	10	11
Other current payables	24	10
Other trade payables of group companies and associates for liabilities	10	18
Current tax liabilities	19	25
Current provisions	1	1
Total Liabilities in financial position for parent company	€ 13,768	€ 10,378